INVENTORIES-NET	3 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
INVENTORIES-NET
5.	INVENTORIES—NET

Inventories consist of the following:

In millions of US$	As of December 31, 2014	As of March 31, 2015
		(Unaudited)
Raw materials	64.5	148.5
Work-in-progress	27.6	102.4
Finished goods and merchandise	88.5	138.2
Consumables and supplies	23.8	13.3

Total	204.4	402.4

The inventory balances as of December 31, 2014 and March 31, 2015 include write-downs of US$6.6 million and US$9.9 million, respectively.